Redeemable Non-controlling Interest of a Subsidiary - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Selling price of redeemable non-controlling interest holders		$ 48,394,066	¥ 336,000,000
Beijing Sequoia Mingde Equity Investment Center (Limited Partnership) | Gopher International Limited
Redeemable Noncontrolling Interest [Line Items]
Percentage of equity shares sold	8.00%		8.00%
Selling price of redeemable non-controlling interest holders	¥ 336,000,000
No-interest bearing loan	¥ 12,000,000		¥ 12,000,000
Percentage of loan covert to equity interests	8.00%
Compound annual interest rate	8.00%
Accretion to redemption value	¥ 0